Federated Hermes Short-Intermediate Municipal Fund
Portfolio of Investments
September 30, 2021 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—87.0%
		Alabama—1.6%
$6,500,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 12/1/2025	$7,335,276
1,000,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 5 (Series 2020A-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 10/1/2026	1,148,638
8,000,000		Lower Alabama Gas District, Gas Project Revenue Bonds Project No. 2 (Series 2020A) TOBs, (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 12/1/2025	9,010,158
2,500,000		Mobile, AL IDB (Alabama Power Co.), PCR Bonds (Series 2007A) TOBs, 1.000%, Mandatory Tender 6/26/2025	2,529,268
450,000		Prattville, AL IDB (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	468,709
425,000		Prattville, AL IDB (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019C) TOBs, 2.000%, Mandatory Tender 10/1/2024	442,670
		TOTAL	20,934,719
		Alaska—0.3%
1,250,000		Alaska International Airports System, Revenue Refunding Bonds (Series 2016A), 5.000%, 10/1/2024	1,421,227
1,010,000		Alaska State Housing Finance Corp., Revenue Bonds (Series 2013A), 5.000%, 12/1/2022	1,042,355
1,550,000		Anchorage, AK Electric Utility System, Senior Lien Revenue Refunding Bonds (Series 2014A), (United States Treasury COL), 5.000%, 12/1/2022	1,636,033
		TOTAL	4,099,615
		Arizona—1.3%
3,330,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019) TOBs, 5.000%, Mandatory Tender 6/3/2024	3,719,265
3,000,000		Maricopa County, AZ Pollution Control Corp. (Public Service Co., NM), Pollution Control Revenue Refunding Bonds Palo Verde Project (Series 2010A) TOBs, 0.875%, Mandatory Tender 10/1/2026	2,967,847
1,625,000		Maricopa County, AZ Pollution Control Corp. (Public Service Co., NM), Pollution Control Revenue Refunding Bonds Palo Verde Project (Series 2010B) TOBs, 0.875%, Mandatory Tender 10/1/2026	1,607,584
1,750,000		Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2023	1,891,746
1,000,000		Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2024	1,122,718
1,500,000		Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2025	1,740,615
3,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), (Original Issue Yield: 4.750%), 4.700%, 10/1/2024	3,001,953
		TOTAL	16,051,728
		California—6.0%
5,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007B-1) FRNs, 1.150% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	5,087,401
10,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007G-1) FRNs, 1.150% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	10,174,799
5,250,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds (Series 2021B-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 8/1/2031	6,362,732
2,045,000		California Health Facilities Financing Authority (Kaiser Permanente), Revenue Bonds (Series 2017C) TOBs, 5.000%, Mandatory Tender 11/1/2022	2,149,643
10,000,000		California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021A) TOBs, 1.200%, Mandatory Tender 6/1/2028	10,030,239
1,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2022	1,015,486
2,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2023	2,124,957
2,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2024	2,216,028
1,500,000	[2]	California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2009A) TOBs, 1.300%, Mandatory Tender 2/3/2025	1,532,569

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$2,500,000	[2]	California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 0.700%, Mandatory Tender 12/1/2023	$2,514,484
1,000,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	1,008,643
1,000,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-70 Senior Living Revenue Refunding Bonds (Series B-2), 2.375%, 11/15/2028	1,010,692
3,750,000		California State, UT GO Various Purpose Bonds, 5.000%, 3/1/2029	4,824,459
2,500,000		California State, UT GO Various Purpose Bonds, 5.000%, 3/1/2030	3,271,492
1,000,000		California State, Various Purpose GO Bonds (Series 2020-1), 5.000%, 11/1/2027	1,251,127
1,000,000		California State, Various Purpose GO Refunding Bonds (Series 2020-2), 5.000%, 11/1/2026	1,218,928
2,000,000		California State, Various Purpose GO Refunding Bonds (Series 2020-2), 5.000%, 11/1/2028	2,555,596
2,000,000		Los Angeles County, CA Metropolitan Transportation Authority, Measure R Junior Subordinate Sales Tax Revenue Refunding Bonds (Series 2020A) Green Bonds, 5.000%, 6/1/2030	2,666,388
1,230,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2021A), 5.000%, 5/15/2027	1,504,062
1,250,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2021A), 5.000%, 5/15/2028	1,561,236
1,410,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2021A), 5.000%, 5/15/2029	1,791,233
2,150,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2021A), 5.000%, 5/15/2030	2,781,535
2,860,000		Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Power System Revenue Bonds (Series 2020A), 5.000%, 7/1/2029	3,732,936
2,000,000		Southern California Public Power Authority (Power Projects), Windy Point/Windy Flats Project Revenue Refunding Bonds (Series 2020-1) Green Bonds, 5.000%, 4/1/2024	2,213,413
2,000,000		Western Placer, CA Unified School District, Community Facilities District No.2 2020 Bond Anticipation Notes, 2.000%, 6/1/2025	2,048,460
		TOTAL	76,648,538
		Colorado—1.2%
400,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.000%, 1/1/2022	402,805
640,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2023	670,279
750,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2024	812,314
600,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2025	659,545
750,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.000%, 12/1/2021	755,388
250,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.000%, 12/1/2022	262,901
2,425,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2020B-2) TOBs, 5.000%, Mandatory Tender 11/15/2025	2,852,714
3,000,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Refunding Bonds (Series 2019D) TOBs, 5.000%, Mandatory Tender 11/15/2022	3,155,179
450,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2024	509,335
280,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2025	327,778
1,480,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2026	1,784,246
2,000,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2027	2,469,491
		TOTAL	14,661,975
		Connecticut—1.3%
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2028	1,260,961
2,600,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2029	3,352,619

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2030	$1,312,729
400,000		Connecticut State Health & Educational Facilities (Stamford Hospital), Revenue Bonds (Series 2021L-1), 4.000%, 7/1/2022	410,663
400,000		Connecticut State Health & Educational Facilities (Stamford Hospital), Revenue Bonds (Series 2021L-1), 4.000%, 7/1/2023	424,664
600,000		Connecticut State Health & Educational Facilities (Stamford Hospital), Revenue Bonds (Series 2021L-1), 4.000%, 7/1/2024	656,621
600,000		Connecticut State Health & Educational Facilities (Stamford Hospital), Revenue Bonds (Series 2021L-1), 4.000%, 7/1/2025	673,394
700,000		Connecticut State Health & Educational Facilities (Stamford Hospital), Revenue Bonds (Series 2021L-1), 4.000%, 7/1/2026	802,416
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 0.950% (SIFMA 7-day +0.900%), 3/1/2023	1,510,275
2,255,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 1.000% (SIFMA 7-day +0.950%), 3/1/2024	2,283,087
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 1.040% (SIFMA 7-day +0.990%), 3/1/2025	4,081,288
		TOTAL	16,768,717
		Delaware—0.2%
2,000,000		Delaware Economic Development Authority (Delmarva Power and Light Co.), Gas Facilities Revenue Refunding Bonds (Series 2020A) TOBs, 1.050%, Mandatory Tender 7/1/2025	2,025,962
		District of Columbia—0.8%
8,040,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue Refunding Bonds (Series 2018A), 5.000%, 10/1/2030	10,063,167
		Florida—1.6%
575,000		Broward County, FL Port Facilities, Revenue Refunding Bonds (Series 2011A), (Assured Guaranty Municipal Corp. INS), 5.000%, 9/1/2024	577,059
1,500,000		Citizens Property Insurance Corp. FL, Revenue Bonds (Series 2015A1), 5.000%, 6/1/2022	1,511,359
1,475,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2027	1,835,246
1,250,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2029	1,620,723
1,200,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2030	1,585,237
1,300,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2031	1,748,732
1,000,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.000%, 6/1/2022	1,030,599
1,245,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.000%, 10/1/2021	1,245,000
1,300,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.000%, 10/1/2022	1,359,028
2,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2031	2,595,763
3,265,000		Palm Beach County, FL Health Facilities Authority (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2016), 5.000%, 11/15/2021	3,282,183
1,345,000		Volusia County, FL Education Facility Authority (Stetson University, Inc.), Revenue Refunding Bonds (Series 2015), 5.000%, 6/1/2024	1,499,276
		TOTAL	19,890,205
		Georgia—3.7%
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2022	1,052,323
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2023	1,096,071
800,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2024	908,200
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1995) TOBs, 2.050%, Mandatory Tender 11/19/2021	3,006,623
7,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 0.805% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 9/1/2023	7,045,408
5,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018C) TOBs, (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 12/1/2023	5,352,953
5,300,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2019B) TOBs, (Toronto Dominion Bank GTD), 4.000%, Mandatory Tender 12/2/2024	5,840,548
4,250,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C) TOBs, (Citigroup, Inc. GTD), 4.000%, Mandatory Tender 12/1/2028	5,018,251
1,225,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2027	1,437,386

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$4,500,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2028	$5,343,913
5,500,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), Scherer Plant Pollution Control Revenue Bonds (First Series 1995), 2.250%, 7/1/2025	5,638,748
3,500,000		Private Colleges & Universities Facilities of GA (Emory University), Revenue Bonds (Series 2020B), 5.000%, 9/1/2030	4,643,473
850,000		Savannah, GA EDA (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019A) TOBs, 2.000%, Mandatory Tender 10/1/2024	885,340
		TOTAL	47,269,237
		Hawaii—0.8%
7,500,000		Honolulu, HI City & County, UT GO Rail Transit Project Bonds (Series 2021E), 5.000%, 3/1/2030	9,828,502
		Illinois—5.5%
400,000		Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2021B), 5.000%, 12/1/2021	402,928
400,000		Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2021B), 5.000%, 12/1/2022	420,779
1,000,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.000%, 1/1/2022	1,011,624
1,500,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2013C), 5.000%, 1/1/2022	1,517,436
500,000		Chicago, IL O'Hare International Airport, General AirportSenior Lien Revenue Refunding Bonds (Series 2020B), 5.000%, 1/1/2024	551,570
500,000		Chicago, IL O'Hare International Airport, General AirportSenior Lien Revenue Refunding Bonds (Series 2020B), 5.000%, 1/1/2026	590,487
500,000		Chicago, IL O'Hare International Airport, General AirportSenior Lien Revenue Refunding Bonds (Series 2020B), 5.000%, 1/1/2028	621,668
1,000,000		Chicago, IL O'Hare International Airport, General AirportSenior Lien Revenue Refunding Bonds (Series 2020B), 5.000%, 1/1/2029	1,268,990
1,000,000		Chicago, IL O'Hare International Airport, General AirportSenior Lien Revenue Refunding Bonds (Series 2020B), 5.000%, 1/1/2030	1,294,352
1,000,000		Chicago, IL O'Hare International Airport, Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2023	1,059,121
1,135,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2016A-1), 5.000%, 11/1/2023	1,242,513
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2021	1,003,573
5,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2022	5,253,625
2,645,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2023	2,895,548
1,500,000		Granite City, IL (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	1,497,582
1,780,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2022	1,802,526
1,845,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2023	1,903,831
2,800,000		Illinois Finance Authority (American Water Capital Corp.), Revenue Refunding Bonds (Series 2020) TOBs, 0.700%, Mandatory Tender 9/1/2023	2,801,086
3,000,000		Illinois Finance Authority (OSF Health Care Systems), Revenue Bonds (Series 2020A) TOBs, 5.000%, Mandatory Tender 11/15/2026	3,566,944
1,200,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 11/1/2021	1,204,048
1,500,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 11/1/2022	1,571,089
1,800,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 11/1/2023	1,962,654
2,125,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2021B) FRNs, 0.750%, (SIFMA 7-day +0.700%) Mandatory Tender 5/1/2026	2,130,191
3,000,000		Illinois Housing Development Authority (Century Woods), Multifamily Housing Revenue Bonds (Series 2019) TOBs, (GNMA COL), 1.900%, Mandatory Tender 10/1/2021	3,000,000
2,125,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	2,569,032
1,750,000		Illinois State, UT GO Bonds (Series 2020B), 5.500%, 5/1/2024	1,970,216
2,500,000		Illinois State, UT GO Bonds (Series 2021B), 5.000%, 3/1/2022	2,548,115
1,500,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2021	1,500,000
2,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2022	2,091,984
1,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2023	1,089,696
2,300,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2028	2,839,202
2,250,000		Illinois State, UT GO Refunding Bonds (Series 2021A), 5.000%, 3/1/2023	2,395,199
2,000,000		Illinois State, UT GO Refunding Bonds (Series 2021A), 5.000%, 3/1/2024	2,213,137
6,465,000		Illinois State, UT GO Bonds (Series 2016), 5.000%, 6/1/2028	7,568,003

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$1,925,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2017), 5.000%, 6/1/2026	$2,303,337
		TOTAL	69,662,086
		Indiana—0.4%
500,000		Ball State University, IN, Revenue Refunding Bonds (Series 2016), 5.000%, 7/1/2022	517,982
1,000,000		Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2016C), 5.000%, 1/1/2024	1,101,954
1,000,000		Indiana State Finance Authority Environmental (Indianapolis, IN Power & Light Co.), Environmental Facilities Refunding Revenue Bonds (Series 2020A) TOBs, 0.750%, Mandatory Tender 4/1/2026	990,297
2,000,000		Indiana State Finance Authority Environmental (Indianapolis, IN Power & Light Co.), Environmental Facilities Refunding Revenue Bonds (Series 2020B) TOBs, 0.950%, Mandatory Tender 4/1/2026	1,970,306
		TOTAL	4,580,539
		Iowa—0.4%
1,040,000		Ames, IA Hospital Revenue (Mary Greeley Medical Center), Revenue Refunding Bonds (Series 2016), 5.000%, 6/15/2023	1,121,945
2,000,000		Iowa Finance Authority (Gevo NW Iowa RNG, LLC), Solid Waste Facility Revenue Bonds Renewable Gas Project (Series 2021) TOBs, (Citibank N.A., New York LOC), 1.500%, Mandatory Tender 4/1/2024	2,013,439
2,000,000	[1]	Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2021B) FRNs, 0.585% (SOFR x 0.70 +0.550%), Mandatory Tender 5/15/2026	2,000,000
		TOTAL	5,135,384
		Kansas—0.1%
1,000,000		Wyandotte County, KS Unified Government Utility System, Revenue Bonds (Series 2016A), 5.000%, 9/1/2024	1,128,750
		Kentucky—2.6%
2,640,000		Kentucky Bond Development Corp. (St. Elizabeth Medical Center), Hospital Facilities Revenue Refunding Bonds (Series 2016), 5.000%, 5/1/2024	2,950,509
5,000,000		Kentucky Economic Development Finance Authority (Catholic Health Initiatives), Revenue Bonds (Series 2009B) TOBs, 2.700%, Mandatory Tender 11/10/2021	5,011,573
3,000,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), Pollution Control Revenue Bonds (Series 2005A) TOBs, 1.750%, Mandatory Tender 7/1/2026	3,048,685
5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 4/1/2024	5,402,644
4,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	4,405,488
9,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2020A) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 6/1/2026	10,290,163
2,250,000		Trimble County, KY (Louisville Gas & Electric Co.), PCR Refunding Bonds (Series 2016A) TOBs, 1.300%, Mandatory Tender 9/1/2027	2,245,331
		TOTAL	33,354,393
		Louisiana—2.1%
1,450,000		East Baton Rouge Sewerage Commission, Revenue Refunding Bonds (Series 2020A), 5.000%, 2/1/2028	1,803,362
750,000		East Baton Rouge Sewerage Commission, Revenue Refunding Bonds (Series 2020A), 5.000%, 2/1/2030	976,410
5,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (East Baton Rouge Sewerage Commission), Subordinate Lien Multi-Modal Revenue Refunding Bonds (Series 2020B) TOBs, 0.875%, Mandatory Tender 2/1/2025	4,983,247
1,175,000		Louisiana Stadium and Exposition District, BANS (Series 2021), 4.000%, 7/3/2023	1,233,838
6,000,000		Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2010B-1A) TOBs, 2.000%, Mandatory Tender 10/1/2022	6,033,122
790,000		New Orleans, LA Aviation Board, Revenue Bonds (Series 2015A), 5.000%, 1/1/2024	871,481
3,765,000		St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010) TOBs, 4.000%, Mandatory Tender 6/1/2022	3,851,934
7,000,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-2) TOBs, 2.375%, Mandatory Tender 7/1/2026	7,361,396
		TOTAL	27,114,790
		Maryland—1.4%
12,945,000		Maryland State, UT GO Bonds (Second Series 2021A), 5.000%, 8/1/2030	17,135,089
		Massachusetts—1.2%
2,000,000		Massachusetts Development Finance Agency (Harvard University), Revenue Refunding Bonds (Series 2020A), 5.000%, 10/15/2029	2,628,385

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
$1,000,000		Massachusetts Development Finance Agency (Harvard University), Revenue Refunding Bonds (Series 2020A), 5.000%, 10/15/2030	$1,342,015
1,750,000		Massachusetts Development Finance Agency (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250% 5/1/2027	1,747,179
2,600,000		Massachusetts Development Finance Agency (Williams College, MA), Variable Rate Revenue Bonds (Series 2011N) TOBs, 0.450%, Mandatory Tender 7/1/2025	2,588,174
205,000		Massachusetts Housing Finance Agency, SFM Revenue Bonds (Series 172), 4.000%, 6/1/2045	213,184
6,000,000		Massachusetts State Development Finance Agency (Boston University), Revenue Bonds (Series 2019 DD-1) TOBs, 5.000%, Mandatory Tender 4/1/2024	6,533,986
		TOTAL	15,052,923
		Michigan—2.2%
5,000,000		Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2021B) TOBs, 2.000%, Mandatory Tender 7/1/2026	5,272,719
5,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2022	5,176,760
2,000,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Hospital Revenue Refunding Bonds (Series 2015D-2) TOBs, 1.200%, Mandatory Tender 4/13/2028	1,999,098
3,300,000		Michigan State Strategic Fund (Waste Management, Inc.), Revenue Bonds TOBs, 0.580%, Mandatory Tender 8/1/2024	3,284,343
1,205,000		Michigan State Trunk Line, State Trunk Line Fund Refunding Bonds (Series 2020A), 5.000%, 11/15/2023	1,326,562
1,000,000		Michigan State Trunk Line, State Trunk Line Fund Refunding Bonds (Series 2020A), 5.000%, 11/15/2024	1,145,262
750,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2026	892,409
2,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2027	2,445,734
500,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2029	639,003
1,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2030	1,301,966
2,735,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2015F), 5.000%, 12/1/2025	3,214,422
1,000,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2015F), 5.000%, 12/1/2027	1,171,253
		TOTAL	27,869,531
		Minnesota—0.2%
2,955,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 0.480% (SIFMA 7-day +0.430%), Mandatory Tender 7/3/2023	2,961,214
		Mississippi—0.4%
1,250,000		Mississippi Business Finance Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002) TOBs, 2.200%, Mandatory Tender 6/3/2024	1,304,464
4,000,000		Warren County, MS Gulf Opportunity Zone (International Paper Co.), Revenue Refunding Bonds (Series 2020A) TOBs, 1.375%, Mandatory Tender 6/16/2025	4,103,114
		TOTAL	5,407,578
		Missouri—0.5%
1,570,000		Cape Girardeau County, MO IDA (St. Francis Medical Center, MO), Revenue Bonds (Series 2013A), 5.000%, 6/1/2022	1,619,231
500,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016A), 5.000%, 2/1/2023	528,576
650,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2022	659,287
1,200,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2023	1,268,581
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2024	823,506
850,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2025	965,396
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2026	876,317
		TOTAL	6,740,894
		Montana—0.4%
4,555,000	[1]	Montana Facility Finance Authority (Billings Clinic Obligated Group), Variable Rate Revenue Bonds (Series 2018C) FRNs, 0.600% (SIFMA 7-day +0.550%), Mandatory Tender 8/15/2023	4,560,210
		Nevada—1.5%
6,665,000		Clark County, NV Airport System, Airport System Subordinate Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 7/1/2026	8,018,133

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nevada—continued
$3,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 6/15/2028	$3,780,249
875,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 6/15/2030	1,146,991
6,500,000		Washoe County, NV Gas & Water Facilities Revenue (Sierra Pacific Power Co.), Refunding Revenue Bonds (Series 2016B) TOBs, 3.000%, Mandatory Tender 6/1/2022	6,613,929
		TOTAL	19,559,302
		New Hampshire—0.6%
1,960,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 1.000%, 1/1/2022	1,959,694
220,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2024	233,732
290,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2025	315,061
265,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2026	293,389
250,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2027	280,851
285,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2028	319,542
300,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2029	334,645
280,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2030	310,988
4,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-2) TOBs, 2.150%, Mandatory Tender 7/1/2024	4,158,338
		TOTAL	8,206,240
		New Jersey—5.9%
800,000		Lyndhurst Township, NJ BANs, 1.000%, 10/8/2021	800,065
1,000,000		Lyndhurst Township, NJ BANs, 1.000%, 2/4/2022	1,002,503
400,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2022	413,099
220,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2023	237,334
300,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2024	336,227
385,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2025	446,339
555,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2026	662,650
410,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2027	501,258
400,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2028	498,502
1,000,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2029	1,265,531
500,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2031	646,201
500,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2032	644,680
5,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2015 XX), 5.000%, 6/15/2022	5,164,458
10,000,000	[1]	New Jersey EDA (New Jersey State), School Facilities Construction Refunding SIFMA Index Bonds (Series 2013 I) FRNs, 1.300% (SIFMA 7-day +1.250%), 9/1/2025	10,141,649
1,000,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020A), 1.000%, 6/1/2023	1,010,772
2,000,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020C), 1.150%, 6/1/2023	2,023,169
4,075,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020D) TOBs, 1.100%, Mandatory Tender 12/1/2027	4,054,473
1,750,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 5.000%, 6/15/2027	2,139,516
2,500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 5.000%, 6/15/2028	3,115,637
3,165,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 4.000%, 6/1/2030	3,857,636
2,000,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 5.000%, 6/1/2027	2,453,263

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$1,000,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 5.000%, 6/1/2028	$1,254,597
1,000,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 5.000%, 6/1/2029	1,279,868
1,000,000		New Jersey Turnpike Authority, Revenue Bonds (Series 2017A), 5.000%, 1/1/2027	1,216,561
5,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-3) FRNs, 0.660% (1-month USLIBOR x 0.70 +0.600%), 1/1/2023	5,017,941
5,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-4) FRNs, 0.760% (1-month USLIBOR x 0.70 +0.700%), 1/1/2024	5,043,439
600,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2025	695,454
500,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2026	595,256
625,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2027	761,439
1,300,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2028	1,613,226
500,000		Newark, NJ, UT GO Qualified School Refunding Bonds (Series 2020B), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2024	562,431
500,000		Newark, NJ, UT GO Qualified School Refunding Bonds (Series 2020B), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2025	579,545
8,349,000		Riverdale Borough, NJ BANs, 1.000%, 9/9/2022	8,401,686
1,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2022	1,029,870
2,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2023	2,685,111
2,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2024	2,233,408
		TOTAL	74,384,794
		New Mexico—0.8%
3,500,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds (Series 2010B) TOBs, 2.125%, Mandatory Tender 6/1/2022	3,539,599
4,000,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds San Juan Project (Series 2010D) TOBs, 1.100%, Mandatory Tender 6/1/2023	4,029,975
2,200,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 5/1/2025	2,528,832
		TOTAL	10,098,406
		New York—6.6%
5,500,000		Chautauqua County, NY Capital Resource Corporation (NRG Energy, Inc.), Exempt Facilities Revenue Refunding Bonds (Series 2020) TOBs, 1.300%, Mandatory Tender 4/3/2023	5,534,430
4,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2019B) TOBs, 1.640%, Mandatory Tender 9/1/2024	4,113,925
900,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020A), 5.000%, 9/1/2028	1,143,591
1,200,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020A), 5.000%, 9/1/2029	1,555,972
875,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020A), 5.000%, 9/1/2030	1,153,059
4,040,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020B) TOBs, 0.850%, Mandatory Tender 9/1/2025	4,053,186
3,500,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2021B) TOBs, 1.500%, Mandatory Tender 9/1/2026	3,607,623
5,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Bond Anticipation Notes (Series 2019D-1), 5.000%, 9/1/2022	5,210,816
2,645,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-1F), 0.464% (SOFR x 0.67 +0.430%), 11/1/2026	2,641,670
2,500,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2005D-1) FRNs, 0.364% (SOFR x 0.67 +0.330%), Mandatory Tender 4/1/2024	2,490,351
5,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 0.608% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 11/1/2022	5,013,189
7,500,000		New York City Housing Development Corp., Multi-Family Housing Revenue Sustainable Development Bonds (Series 2021F-2) TOBs, 0.600%, Mandatory Tender 7/1/2025	7,493,615

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$3,000,000	New York City Housing Development Corp., Sustainable Neighborhood Bonds (Series 2019B-2) TOBs, 2.100%, Mandatory Tender 7/3/2023	$3,017,108
1,000,000	New York City, NY IDA (Queens Baseball Stadium), PILOT Refunding Bonds (Series 2021A), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2028	1,241,966
500,000	New York City, NY IDA (Queens Baseball Stadium), PILOT Refunding Bonds (Series 2021A), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2029	634,495
1,000,000	New York City, NY IDA (Queens Baseball Stadium), PILOT Refunding Bonds (Series 2021A), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2030	1,293,445
1,000,000	New York City, NY IDA (Yankee Stadium LLC), Pilot Revenue Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2028	1,227,984
1,500,000	New York City, NY IDA (Yankee Stadium LLC), Pilot Revenue Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2029	1,878,650
1,600,000	New York City, NY IDA (Yankee Stadium LLC), Pilot Revenue Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2030	2,039,288
80,000	New York State HFA, Affordable Housing Revenue Bonds (Series 2019F Group 3) TOBs, (New York State Mortgage Agency GTD), 1.875%, Mandatory Tender 11/1/2021	80,062
4,000,000	New York State HFA, Affordable Housing Revenue Bonds (Series 2020J), 0.750%, 5/1/2025	4,008,933
3,500,000	New York State HFA, Affordable Housing Revenue Bonds (Series 2020K), 0.700%, 11/1/2024	3,511,154
2,750,000	New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 2.250%, 8/1/2026	2,814,608
1,000,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2025	1,160,563
2,430,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2026	2,892,662
1,500,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2029	1,881,553
1,000,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2026	1,193,160
1,600,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2028	1,983,306
2,250,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2029	2,843,892
5,000,000	Triborough Bridge & Tunnel Authority, NY, Payroll Mobility Tax Senior Lien Bonds (Series 2021B) TOBs, 5.000%, Mandatory Tender 5/15/2026	5,977,502
	TOTAL	83,691,758
	North Carolina—1.9%
825,000	Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019A) TOBs, 2.000%, Mandatory Tender 10/1/2024	859,300
745,000	North Carolina HFA, Revenue Bonds (Series 2017 38-B), 4.000%, 7/1/2047	802,861
5,000,000	North Carolina Medical Care Commission (CaroMont Health), Hospital Revenue Bonds (Series 2021B) TOBs, 5.000%, Mandatory Tender 2/1/2026	5,931,420
1,875,000	North Carolina State (North Carolina State Grant Anticipation Revenue), Grant Anticipation Revenue Vehicle Bonds (Series 2019), 5.000%, 3/1/2025	2,168,558
1,600,000	North Carolina State (North Carolina State Grant Anticipation Revenue), Grant Anticipation Revenue Vehicle Bonds (Series 2019), 5.000%, 3/1/2026	1,908,216
4,500,000	North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Bonds (Series 2020), 5.000%, 2/1/2024	4,958,397
1,750,000	North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2027	2,106,009
1,000,000	North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2028	1,227,692
2,000,000	Wake County, NC, UT GO Refunding Bonds (Series 2020A), 5.000%, 4/1/2027	2,468,475
1,000,000	Wake County, NC, UT GO Refunding Bonds (Series 2020A), 5.000%, 4/1/2028	1,266,420
500,000	Wake County, NC, UT GO Refunding Bonds (Series 2020A), 5.000%, 4/1/2029	647,774
	TOTAL	24,345,122

Principal Amount		Value
	MUNICIPAL BONDS—continued
	North Dakota—0.4%
$5,000,000	Cass County Joint Water Resource District, ND, UT GO Temporary Refunding Improvement Bonds (Series 2021A), 0.480%, 5/1/2024	$5,006,762
	Ohio—1.9%
3,500,000	Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2017B) TOBs, 2.150%, Mandatory Tender 5/5/2022	3,594,157
1,350,000	American Municipal Power-Ohio, Inc. (AMP—Combined Hydroelectric Projects), Revenue Refunding Bonds (Series 2020A), 5.000%, 2/15/2026	1,599,472
1,600,000	American Municipal Power-Ohio, Inc. (AMP—Combined Hydroelectric Projects), Revenue Refunding Bonds (Series 2020A), 5.000%, 2/15/2027	1,944,262
1,750,000	American Municipal Power-Ohio, Inc. (AMP—Combined Hydroelectric Projects), Revenue Refunding Bonds (Series 2020A), 5.000%, 2/15/2028	2,178,371
1,500,000	American Municipal Power-Ohio, Inc., Revenue Refunding Bonds (Series 2017A), 5.000%, 2/15/2025	1,725,041
650,000	Cleveland, OH (Cleveland, OH Water), Water Revenue Bonds (Series 2020FF), 5.000%, 1/1/2026	772,136
950,000	Cleveland, OH (Cleveland, OH Water), Water Revenue Bonds (Series 2020FF), 5.000%, 1/1/2027	1,161,754
600,000	Cleveland, OH (Cleveland, OH Water), Water Revenue Bonds (Series 2020FF), 5.000%, 1/1/2028	750,954
1,100,000	Cleveland, OH (Cleveland, OH Water), Water Revenue Bonds (Series 2020FF), 5.000%, 1/1/2029	1,409,096
800,000	Cleveland, OH (Cleveland, OH Water), Water Revenue Bonds (Series 2020FF), 5.000%, 1/1/2030	1,044,969
500,000	Hamilton County, OH (UC Health), Hospital Facilities Revenue Bonds (Series 2014), 5.000%, 2/1/2023	530,550
3,500,000	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 2/1/2025	3,989,031
1,500,000	Ohio State Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Refunding Bonds (Series 2014A) TOBs, 2.400%, Mandatory Tender 10/1/2029	1,572,114
455,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2020A), 5.000%, 1/15/2026	535,018
345,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2020A), 5.000%, 1/15/2027	415,776
1,000,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2020B) TOBs, 5.000%, Mandatory Tender 1/15/2025	1,142,229
	TOTAL	24,364,930
	Oklahoma—1.4%
3,500,000	Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2024	3,925,181
3,200,000	Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2025	3,711,167
5,000,000	Oklahoma Development Finance Authority (Gilcrease Developers, LLC), Limited Obligation Revenue Bonds (Series 2020), 1.625%, 7/6/2023	5,039,472
1,850,000	Oklahoma Development Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2004A), 2.375%, 12/1/2021	1,856,330
1,000,000	Oklahoma State Turnpike Authority, Second Senior Revenue Refunding Bonds (Series 2020A), 5.000%, 1/1/2028	1,254,356
1,000,000	Oklahoma State Turnpike Authority, Second Senior Revenue Refunding Bonds (Series 2020A), 5.000%, 1/1/2030	1,310,807
1,000,000	Tulsa County, OK Industrial Authority (Broken Arrow Public Schools), Educational Facilities Lease Revenue Bonds (Series 2016), 5.000%, 9/1/2022	1,043,599
	TOTAL	18,140,912
	Oregon—1.3%
2,800,000	Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-50 Revenue and Refunding Bonds (Series 2021B-2), 0.950%, 6/1/2027	2,772,442
1,250,000	Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-65 Revenue and Refunding Bonds (Series 2021B-1), 1.200%, 6/1/2028	1,235,728
1,450,000	Port of Portland, OR Airport, Portland International Airport Revenue Bonds (Series Twenty-Seven A), 5.000%, 7/1/2026	1,729,399
1,700,000	Port of Portland, OR Airport, Portland International Airport Revenue Bonds (Series Twenty-Seven A), 5.000%, 7/1/2027	2,079,940
1,600,000	Port of Portland, OR Airport, Portland International Airport Revenue Bonds (Series Twenty-Seven A), 5.000%, 7/1/2028	1,996,898
2,635,000	Port of Portland, OR Airport, Portland International Airport Revenue Bonds (Series Twenty-Seven A), 5.000%, 7/1/2029	3,348,979
2,400,000	Port of Portland, OR Airport, Portland International Airport Revenue Bonds (Series Twenty-Seven A), 5.000%, 7/1/2030	3,088,911
	TOTAL	16,252,297

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—6.0%
$850,000		Allegheny County, PA Sanitation Authority, Sewer Revenue Refunding Bonds (Series 2016), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/1/2025	$1,004,750
1,115,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.000%, 1/1/2022	1,126,625
1,155,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.000%, 1/1/2024	1,262,818
500,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2022	525,802
750,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2023	821,032
12,500,000	[1]	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2014B) FRNs, 1.124% (1-month USLIBOR x 0.67 +1.070%), Mandatory Tender 6/1/2024	12,636,927
5,000,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), Pollution Control Revenue Refunding Bonds (Series 2016A) TOBs, 1.800%, Mandatory Tender 9/1/2022	5,063,700
2,250,000	[1]	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Bonds (Series 2018C) FRNs, 0.770% (SIFMA 7-day +0.720%), Mandatory Tender 9/1/2023	2,250,079
1,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 1.100% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	1,005,031
15,000,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2014) TOBs, 0.220%, Mandatory Tender 10/1/2021	15,000,000
2,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2004A), 1.850%, 11/1/2021	2,002,457
6,500,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2011) TOBs, 2.150%, Mandatory Tender 7/1/2024	6,782,585
4,000,000	[1]	Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2021A) FRNs, 0.450% (SIFMA 7-day +0.400%), Mandatory Tender 6/3/2024	4,014,020
2,000,000	[1]	Pennsylvania HFA, SFM Revenue Bonds (Series 2018-127C) FRNs, 0.629% (1-month USLIBOR x 0.70 +0.570%), Mandatory Tender 10/1/2023	2,007,271
1,500,000		Pennsylvania State Higher Education Facilities Authority (University of the Sciences in Philadelphia), Revenue Refunding Bonds (Series 2015A), 5.000%, 11/1/2023	1,634,260
250,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2020B), 5.000%, 12/1/2026	303,605
400,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2020B), 5.000%, 12/1/2027	496,890
500,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2020B), 5.000%, 12/1/2028	635,348
750,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2020B), 5.000%, 12/1/2029	970,590
525,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2020B), 5.000%, 12/1/2030	692,053
625,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2021B), 5.000%, 12/1/2028	792,706
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2021B), 5.000%, 12/1/2029	1,294,120
750,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2021B), 5.000%, 12/1/2030	987,889
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2021B), 5.000%, 12/1/2031	1,336,299
1,200,000		Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2021), 5.000%, 7/1/2024	1,346,210
1,600,000		Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2021), 5.000%, 7/1/2025	1,856,656
2,000,000		Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2021), 5.000%, 7/1/2026	2,386,406
1,700,000		Philadelphia, PA Gas Works, 1998 General Ordinance Revenue Refunding Bonds (14th Series 2016), 5.000%, 10/1/2021	1,700,000
1,000,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2025	1,148,905
1,000,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2026	1,186,755
1,250,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2027	1,523,329
		TOTAL	75,795,118
		Rhode Island—0.6%
2,250,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2022	2,311,540
2,000,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2023	2,134,880
3,285,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2024	3,660,440
		TOTAL	8,106,860

Principal Amount			Value
		MUNICIPAL BONDS—continued
		South Carolina—0.3%
$1,545,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2021A), 4.000%, 1/1/2025	$1,719,307
2,000,000		South Carolina State Public Service Authority (Santee Cooper), Revenue Refunding and Improvement Bonds (Series 2020A), 5.000%, 12/1/2031	2,606,629
		TOTAL	4,325,936
		South Dakota—0.1%
750,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), (United States Treasury COL), 5.000%, 6/1/2023	808,917
		Tennessee—1.6%
1,200,000		Metropolitan Government Nashville & Davidson County, TN IDB (Waste Management, Inc.), Revenue Bonds TOBs, 3.750%, Mandatory Tender 8/1/2024	1,194,307
11,300,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	12,736,040
5,500,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2021A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 9/1/2028	6,484,936
225,000		Tennessee Housing Development Agency, Revenue Refunding Bonds (Series 220142C), 4.000%, 1/1/2045	236,401
		TOTAL	20,651,684
		Texas—13.7%
1,500,000		Alvin, TX Independent School District, Variable Rate Unlimited Tax Schoolhouse Bonds (Series 2014B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.450%, Mandatory Tender 8/15/2023	1,503,969
600,000		Austin, TX Airport System, Revenue Bonds (Series 2019B), 5.000%, 11/15/2024	682,740
650,000		Austin, TX Airport System, Revenue Bonds (Series 2019B), 5.000%, 11/15/2025	762,909
1,000,000		Austin, TX Airport System, Revenue Bonds (Series 2019B), 5.000%, 11/15/2026	1,207,352
4,570,000		Central Texas Regional Mobility Authority, Subordinate Lien Revenue BAN (Series 2021C), 5.000%, 1/1/2027	5,332,282
3,000,000		Central Texas Regional Mobility Authority, Subordinate Lien Revenue Bond Anticipation Notes (Series 2020F), 5.000%, 1/1/2025	3,352,478
1,500,000		Clear Creek, TX Independent School District, Variable Rate UT GO School Building Bonds (Series 2013B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.500%, Mandatory Tender 8/15/2023	1,498,402
1,500,000		Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Refunding Bonds (Series 2016B), 5.000%, 12/1/2022	1,584,071
9,000,000		Denton, TX Independent School District, Variable Rate UT GO School Building Bonds (Series 2014-B) TOBs, (Texas Permanent School Fund Guarantee Program INS), 2.000%, Mandatory Tender 8/1/2024	9,400,090
6,580,000		Eagle Mountain-Saginaw, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2011) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2024	6,881,992
3,000,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.750%, Mandatory Tender 8/1/2025	3,086,636
5,820,000		Fort Bend, TX Independent School District, UT GO Refunding Bonds (Series 2019A) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.950%, Mandatory Tender 8/1/2022	5,897,618
3,500,000		Fort Bend, TX Independent School District, UT GO Refunding Bonds (Series 2021B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.720%, Mandatory Tender 8/1/2026	3,497,173
1,990,000		Fort Bend, TX Independent School District, Variable Rate Unlimited Tax School Building and Refunding Bonds (Series 2020B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.875%, Mandatory Tender 8/1/2025	2,010,994
2,500,000		Georgetown, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.750%, Mandatory Tender 8/1/2022	2,552,946
3,000,000		Goose Creek, TX ISD, Variable Rate UT GO School Building Bonds (Series 2014B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.586%, Mandatory Tender 8/17/2026	2,978,032
1,250,000		Gulf Coast, TX Waste Disposal Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2003B), 1.500%, 5/1/2028	1,249,216
2,900,000		Harlandale, TX Independent School District, Fixed and Variable Rate Unlimited Tax Refunding Bonds (Series 2020) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.750%, Mandatory Tender 8/15/2025	2,901,348
3,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Medical Facilities Mortgage Revenue Refunding Bonds (Series 2019A) FRNs, 0.710% (1-month USLIBOR +0.650%), Mandatory Tender 7/1/2024	3,010,980
5,635,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 0.950% (SIFMA 7-day +0.900%), 6/1/2022	5,651,818
4,500,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 1.000% (SIFMA 7-day +0.950%), 6/1/2023	4,535,941
5,685,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 1.100% (SIFMA 7-day +1.050%), 6/1/2024	5,776,784

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$5,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children's Hospital), Hospital Revenue Bonds (Series 2019B) TOBs, 5.000%, Mandatory Tender 10/1/2024	$5,681,697
3,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Medical Center), Revenue Bonds (Series 2020A) TOBs, 0.900%, Mandatory Tender 5/15/2025	3,001,596
2,500,000		Houston, TX Independent School District, Variable Rate Limited Tax Schoolhouse Bonds (Series 2013B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 3.000%, Mandatory Tender 6/1/2024	2,674,379
2,000,000		Hutto, TX Independent School District, Unlimited Tax School Building Bonds (Series 2017) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2025	2,101,398
1,905,000	[1]	Irving, TX Hospital Authority (Baylor Scott & White Medical Center, Irving), Hospital Revenue Bonds (Series 2017B) FRNs, 1.150% (SIFMA 7-day +1.100%), Mandatory Tender 10/15/2023	1,913,085
4,000,000		Katy, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2021C) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.500%, Mandatory Tender 8/15/2024	4,126,448
1,500,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2024	1,680,600
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2025	1,161,195
750,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2026	898,136
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2027	1,230,201
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2028	1,258,438
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020), 5.000%, 5/15/2025	1,161,195
1,250,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020), 5.000%, 5/15/2026	1,496,893
2,300,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), Pollution Control Revenue Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	2,460,043
7,535,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2013C) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2024	7,833,178
2,730,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2023	2,810,572
270,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B) TOBs, (United States Treasury PRF 8/1/2023@100), 2.000%, Mandatory Tender 8/1/2024	277,819
1,700,000		New Caney, TX ISD, Variable Rate Unlimited Tax School Building Bonds (Series 2018) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.250%, Mandatory Tender 8/15/2024	1,737,728
855,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2022	861,347
945,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2024	1,007,031
980,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2025	1,070,193
735,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 4.000%, 11/1/2021	736,941
500,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2023	545,515
625,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2024	708,045
1,105,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2025	1,269,451
1,500,000		North East, TX Independent School District, Variable Rate UT GO Refunding Bonds (Series 2019) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.200%, Mandatory Tender 8/1/2024	1,561,732
1,400,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2025	1,481,685
2,000,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2019B), 5.000%, 1/1/2025	2,292,672
2,500,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2019B), 5.000%, 1/1/2026	2,959,348
2,500,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2019B), 5.000%, 1/1/2027	3,044,276
7,885,000		Northside, TX Independent School District, Variable Rate UT GO School Building and Refunding Bonds (Series 2019) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.600%, Mandatory Tender 8/1/2024	8,129,015

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$6,000,000		Pflugerville, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.500%, Mandatory Tender 8/15/2023	$6,234,016
2,500,000		Prosper, TX Independent School District, Adjustable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/15/2023	2,579,998
550,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.000%, 10/1/2021	550,000
4,000,000		San Antonio, TX Water System, Water System Variable Rate Junior Lien Revenue Bonds (Series 2019A) TOBs, 2.625%, Mandatory Tender 5/1/2024	4,243,277
2,000,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2022	2,109,839
1,700,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2024	1,937,600
4,000,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2026	4,824,154
750,000		Texas Municipal Power Agency, Transmission System Revenue Refunding Bonds (Series 2021), (Assured Guaranty Municipal Corp. GTD), 3.000%, 9/1/2024	806,267
1,000,000		Texas Municipal Power Agency, Transmission System Revenue Refunding Bonds (Series 2021), (Assured Guaranty Municipal Corp. GTD), 3.000%, 9/1/2025	1,092,238
950,000		Texas Municipal Power Agency, Transmission System Revenue Refunding Bonds (Series 2021), (Assured Guaranty Municipal Corp. GTD), 3.000%, 9/1/2026	1,051,910
3,680,000		Texas State Transportation Commission (Texas State), UT GO Mobility Fund Bonds (Series 2014B) TOBs, 0.650%, Mandatory Tender 4/1/2026	3,657,230
		TOTAL	173,614,152
		Utah—0.4%
4,000,000		Utah County, UT Hospital Revenue (IHC Health Services, Inc.), Revenue Bonds (Series 2020 B-2) TOBs, 5.000%, Mandatory Tender 8/1/2026	4,804,845
		Virginia—2.0%
2,650,000		Amelia County, VA IDA (Waste Management, Inc.), Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.450%, 4/1/2027	2,673,816
1,000,000		Charles City County, VA IDA (Waste Management, Inc.), Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.450%, 4/1/2027	1,008,987
4,500,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds Anticipation Notes (Series 2019), 5.000%, 11/1/2023	4,923,313
7,500,000		Louisa, VA IDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.900%, Mandatory Tender 6/1/2023	7,694,819
2,500,000		Virginia State Public Building Authority Public Facilities, Public Facilities Revenue Refunding Bonds (Series 2020B), 5.000%, 8/1/2025	2,932,374
1,500,000		Virginia State Public Building Authority Public Facilities, Public Facilities Revenue Refunding Bonds (Series 2020B), 5.000%, 8/1/2030	1,988,485
3,750,000		Wise County, VA IDA (Virginia Electric & Power Co.), (Series 2010A) TOBs, 1.200%, Mandatory Tender 5/31/2024	3,812,748
		TOTAL	25,034,542
		Washington—3.3%
1,000,000		Energy Northwest, WA, Columbia Generating Station Electric Revenue Refunding Bonds (Series 2020A), 5.000%, 7/1/2030	1,320,665
2,000,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2017-A), 5.000%, 7/1/2026	2,069,788
1,250,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2020A), 5.000%, 7/1/2027	1,545,108
1,000,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2020A), 5.000%, 7/1/2028	1,266,595
1,750,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2022	1,790,499
2,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2023	2,137,300
1,500,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2024	1,667,862
1,825,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2025	2,098,950
2,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2026	2,368,855
2,000,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds—SIFMA Index (Series 2018C) FRNs, 0.540% (SIFMA 7-day +0.490%), Mandatory Tender 11/1/2023	2,005,441
1,500,000		Seattle, WA Municipal Light & Power, Revenue Refunding Bonds (Series 2016C), 5.000%, 10/1/2023	1,642,304
3,760,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 1.156% (1-month USLIBOR x 0.67 +1.100%), Mandatory Tender 7/1/2022	3,765,307

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$3,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIFMA Index Revenue Bonds (Series 2017C) FRNs, 1.100% (SIFMA 7-day +1.050%), Mandatory Tender 7/3/2023	$3,017,832
10,000,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), Health Care Facilities Revenue Refunding Bonds (Series 2021B) TOBs, 4.000%, Mandatory Tender 10/1/2030	12,181,722
3,000,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), Revenue Bonds (Series 2012B) TOBs, 5.000%, Mandatory Tender 10/1/2021	3,000,000
		TOTAL	41,878,228
		West Virginia—0.3%
4,000,000		West Virginia EDA Solid Waste Disposal Facilities (Appalachian Power Co.), Revenue Refunding Bonds Amos Project (Series 2015A) TOBs, 2.550%, Mandatory Tender 4/1/2024	4,191,106
		Wyoming—0.2%
3,000,000		Sweetwater County, WY PCRB (Idaho Power Co.), PCR Refunding Bonds (Series 2006), 1.700%, 7/15/2026	3,080,611
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,088,777,488)	1,105,288,268
	[1]	SHORT-TERM MUNICIPALS—13.9%
		Alabama—0.7%
8,400,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Daily VRDNs, 0.110%, 10/1/2021	8,400,000
		California—3.4%
8,775,000		Los Angeles, CA Multi-Family Housing Revenue Bonds (CORE Related/GALA Rentals, LP), SPEAR's 3a7 (Series DBE-8081) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.450%, 10/7/2021	8,775,000
17,600,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDPs, 0.250%, 10/1/2021	17,600,000
6,700,000		Nuveen California Quality Municipal Income Fund, PUTTERs 3a-7 (Series 5038) (VRDP Series 5) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 10/1/2021	6,700,000
10,000,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), SPEARs 3a7 (Series DBE-8059) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.460%, 10/7/2021	10,000,000
		TOTAL	43,075,000
		Florida—1.2%
10,620,000		Bay County, FL (Gulf Power Co.), (Series 2020) Daily VRDNs, 0.100%, 10/1/2021	10,620,000
3,100,000		Jacksonville, FL HFA (Millennia Jacksonville TC LP), SPEARs (Series DBE-8055) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.460%, 10/7/2021	3,100,000
1,700,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 0.070%, 10/1/2021	1,700,000
		TOTAL	15,420,000
		Georgia—2.1%
3,000,000		Appling County, GA Development Authority (Georgia Power Co.), (1st Series 1997) Daily VRDNs, 0.110%, 10/1/2021	3,000,000
4,250,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 0.110%, 10/1/2021	4,250,000
900,000		Burke County, GA Development Authority (Georgia Power Co.), (2018 1st Series) Daily VRDNs, 0.110%, 10/1/2021	900,000
2,500,000		Burke County, GA Development Authority (Georgia Power Co.), (Series 2008) Daily VRDNs, 0.110%, 10/1/2021	2,500,000
2,000,000		Floyd County, GA Development Authority PCRB (Georgia Power Co.), (First Series 2010) Daily VRDNs, 0.110%, 10/1/2021	2,000,000
12,450,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 0.100%, 10/1/2021	12,450,000
1,300,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2019) Daily VRDNs, 0.100%, 10/1/2021	1,300,000
		TOTAL	26,400,000
		Indiana—0.4%
5,000,000		Indiana State Finance Authority Environmental (Mittal Steel USA, Inc.), (Series 2006) Weekly VRDNs, (Banco Bilbao Vizcaya Argentaria SA LOC), 0.080%, 10/6/2021	5,000,000
		Kentucky—1.2%
2,150,000		Louisville, KY Regional Airport Authority (BT-OH LLC), (Series 2006A) Daily VRDNs, (United Parcel Service, Inc. GTD), 0.110%, 10/1/2021	2,150,000
11,400,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020B-1) Daily VRDNs, 0.120%, 10/1/2021	11,400,000
1,200,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 0.120%, 10/1/2021	1,200,000
		TOTAL	14,750,000
		Louisiana—0.3%
4,495,000		Calcasieu Parish, LA Public Trust Authority (Le Jolliet LP), SPEARs 3a7 (Series DBE-8060) VRDNs, (Deutsche Bank AG LIQ)/ (Deutsche Bank AG LOC), 0.460%, 10/7/2021	4,495,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi State—0.3%
$3,900,000		Nuveen AMT-Free Quality Municipal Income Fund, Series D Weekly VRDPs, 0.220%, 10/1/2021	$3,900,000
		New York—0.5%
2,500,000		New York City, NY, (Series 2021-2) Weekly VRENs, 0.130%, 10/1/2021	2,500,000
2,500,000		New York City, NY, (Series 2021-3) Weekly VRENs, 0.130%, 10/1/2021	2,500,000
1,850,000		New York City, NY, (Series B-3) Weekly VRENs, 0.130%, 10/1/2021	1,850,000
		TOTAL	6,850,000
		Texas—3.5%
8,000,000		Austin, TX Affordable Public Finance Authority (LDG The Henderson on Reinli LP), Tender Option Bond Certificates (Series 2021-XF1119) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.300%, 10/7/2021	8,000,000
2,500,000		Dallas, TX Housing Finance Corp. (LDG Ridge at Lancaster LP), (Series 2021-XF1109) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.300%, 10/7/2021	2,500,000
1,100,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 0.100%, 10/6/2021	1,100,000
1,130,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 0.100%, 10/1/2021	1,130,000
8,100,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 0.130%, 10/1/2021	8,100,000
23,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 0.090%, 10/6/2021	23,500,000
		TOTAL	44,330,000
		Wisconsin—0.3%
4,500,000		Wisconsin Health & Educational Facilities Authority (Marshfield Clinic), (Series 2020C) Weekly VRENs, 0.150%, 10/7/2021	4,500,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $177,120,000)	177,120,000
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $1,265,897,488)	1,282,408,268
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[3]	(11,742,766)
		TOTAL NET ASSETS—100%	$1,270,665,502
Securities that are subject to the federal alternative minimum tax (AMT) represent 15.4% of the Fund's portfolio as calculated based upon total market value.
At September 30, 2021, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
[4]United States Treasury Notes 5-Year, Short Futures	100	$12,274,219	December 2021	$69,306
[4]United States Treasury Notes 10-Year, Short Futures	100	$13,160,938	December 2021	$166,171
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$235,477
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
The average notional value of short futures contracts held by the Fund throughout the period was $25,658,789. This is based on amounts held as of each month-end throughout the three-month fiscal period.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2021, these restricted securities amounted to $6,066,388, which represented 0.5% of total net assets.

Additional information on restricted securities held at September 30, 2021, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2009A) TOBs, 1.300%, Mandatory Tender 2/3/2025	1/30/2020	$1,500,000	$1,532,569
California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 0.700%, Mandatory Tender 12/1/2023	12/1/2020	$2,500,000	$2,514,484
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	5/27/2021	$1,000,000	$1,008,643
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-70 Senior Living Revenue Refunding Bonds (Series B-2), 2.375%, 11/15/2028	5/27/2021	$1,000,000	$1,010,692
3
Assets, other than investments in securities, less liabilities.
4
Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$1,105,288,268	$—	$1,105,288,268
Short-Term Municipals	—	177,120,000	—	177,120,000
TOTAL SECURITIES	$—	$1,282,408,268	$—	$1,282,408,268
Other Financial Instruments:[1]
Assets	$235,477	$—	$—	$235,477
TOTAL OTHER FINANCIAL INSTRUMENTS	$235,477	$—	$—	$235,477
1
Other financial instruments are futures contracts.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
SPEARs	—Short Puttable Exempt Adjustable Receipts
TEMPS	—Tax-Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes